Document and Entity Information	Oct. 28, 2019
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001069878
Document Type	8-K/A
Document Period End Date	Oct. 28, 2019
Entity Registrant Name	TREX COMPANY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14649
Entity Tax Identification Number	54-1910453
Entity Address, Address Line One	160 Exeter Drive
Entity Address, City or Town	Winchester
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22603-8605
City Area Code	540
Local Phone Number	542-6300
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock
Trading Symbol	TREX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	On October 28, 2019, Trex Company, Inc. (Company) filed a Current Report on Form 8-K (Original Form 8-K) with the U.S. Securities and Exchange Commission to report that on October 28, 2019 the Company issued a press release announcing financial results for the quarterly period ended September 30, 2019. In addition to issuing a press release, the Company held a conference call on the same day to discuss financial and operating results. This Amendment No. 2 to the Original Form 8-K is filed to include a transcript of such conference call.